Summary of Financial Instruments were Denominated in U S Dollars (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 CAD ($)
Disclosure of detailed information about financial instruments [Line Items]
Cash				$ 73,771		$ 54,182		$ 21,587
Accounts receivable				378,712		421,427		413,925
Accounts payable and accrued liabilities				$ (314,355)		$ (350,749)		$ (404,350)
Canadian Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash					$ 3,084		$ 9,539
Accounts receivable					2		17
Accounts payable and accrued liabilities					(20,695)		(26,706)
Net foreign currency exposure					(17,609)		(17,150)
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings		$ (176)	$ (172)
Foreign Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash					27,474		16,459
Accounts receivable					113,400		148,885
Accounts payable and accrued liabilities					(98,523)		(120,416)
Long-term liabilities, excluding long-term incentive plans	[1]				(5,197)		(13,708)
Net foreign currency exposure					$ 37,154		$ 31,220
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive income		$ 372	$ 312

[1]	Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.